Net Loss Per Share - Basic and Diluted Net Loss Per Share of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Numerator:
Net loss	$ (6,789)	$ (7,525)
Cumulative unpaid dividends on Series I redeemable convertible preferred stock	(878)	0
Change in redemption amount of redeemable convertible preferred stock	(1,423)	0
Net loss attributable to common stockholders	(9,090)	(7,525)
Net loss attributable to common stockholders	$ (9,090)	$ (7,525)
Denominator:
Weighted average common shares outstanding, basic (in shares)	22,317,755	11,480,322
Dilutive awards outstanding (in shares)	0	0
Weighted average common shares outstanding, diluted (in shares)	22,317,755	11,480,322
Net loss per share:
Basic (in dollars per share)	$ (0.41)	$ (0.66)
Diluted (in dollars per share)	$ (0.41)	$ (0.66)